Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	TrueCar, Inc.
Entity Central Index Key	0001327318
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer